Note 11 - Share-based Payments - Options Outstanding (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2020 $ / shares	Dec. 31, 2019 $ / shares	Jun. 30, 2019 $ / shares	Dec. 31, 2018 $ / shares
Statement Line Items [Line Items]
Balance, number of options	6,642,000	6,762,000	6,804,000
Balance, weighted average exercise price (in CAD per share)	$ 0.13	$ 0.13	$ 0.18
Balance, weighted average remaining contract life (Year)	1 year 47 days	1 year 189 days	2 years 10 days	2 years 94 days
Granted, number of options	450,000		1,050,000
Granted, weighted average exercise price (in CAD per share)	$ 0.05		$ 0.08
Granted, weighted average remaining contract life (Year)
Forfeited, number of options	(122,000)	(120,000)	(1,092,000)
Forfeited, weighted average exercise price (in CAD per share)	$ 0.18	$ 0.07	$ 0.22
Balance, number of options	6,970,000	6,642,000	6,762,000	6,804,000
Balance, weighted average exercise price (in CAD per share)	$ 0.12	$ 0.13	$ 0.13	$ 0.18
Options exercisable, number of options	6,662,505	6,504,500	5,162,002
Options exercisable, weighted average exercise price (in CAD per share)	$ 0.13	$ 0.19	$ 0.14